Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease liabilities	$ 15,573,586	$ 8,415,404
Less: Current portion of finance lease liabilities	(3,264,806)	(1,789,995)
Non-current portion of finance lease liabilities	$ 12,308,780	$ 6,625,409